Financial assets and liabilities - Financing activity (Details) € in Millions, £ in Millions, $ in Millions														12 Months Ended
	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 09, 2017 USD ($)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Nov. 15, 2016 USD ($)	Oct. 03, 2016	Sep. 16, 2016 EUR (€)	Sep. 16, 2016 USD ($)	May 16, 2016 EUR (€)	May 16, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 EUR (€)	Mar. 08, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	May 16, 2016 USD ($)
Financial assets and liabilities
Issuance of notes																				$ 8,296					$ 7,919
Repayment of principal amount outstanding														$ 4,385	$ 2,604		$ 221
Borrowing capacity available																				$ 814					264
6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes							$ 1,000																$ 700
Stated interest rate							6.00%											6.00%	6.00%	6.00%		6.00%	6.00%
Aggregate principal amount																				$ 1,700
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding					$ 265		$ 845
Aggregate principal amount																									$ 1,110
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate						6.25%																		6.25%	6.25%
Repayment of principal amount outstanding						$ 415
Aggregate principal amount																									$ 415
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																						€ 750
Stated interest rate																		2.75%	2.75%	2.75%		2.75%	2.75%
Aggregate principal amount | €																			€ 750
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																							$ 715
Stated interest rate																		4.25%	4.25%	4.25%		4.25%	4.25%
Aggregate principal amount																				$ 715
4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate				4.25%	4.25%																			4.25%	4.25%
Repayment of principal amount outstanding | €				€ 750
Aggregate principal amount | €																								€ 1,155
Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding					$ 663
Debt instrument extended term									2 years
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate			6.75%																					6.75%	6.75%
Repayment of principal amount outstanding			$ 415
Aggregate principal amount																									$ 415
4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																					£ 400
Stated interest rate																		4.75%	4.75%	4.75%	4.75%
Aggregate principal amount | £																		£ 400
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Issuance of notes																										$ 500
Repayment of principal amount outstanding		$ 500
Aggregate principal amount																									$ 500
LIBOR												LIBOR	LIBOR
Variable Interest rate												3.25%														3.25%
Asset-based revolving credit facility
Financial assets and liabilities
Facility term	5 years
Maximum borrowing capacity	$ 850																			$ 813
Borrowing capacity available																				$ 813
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Issuance of notes																										$ 1,000
Stated interest rate												4.625%						4.625%	4.625%	4.625%				4.625%	4.625%	4.625%
Aggregate principal amount																				$ 1,000					$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Issuance of notes | €												€ 440
Stated interest rate												4.125%						4.125%	4.125%	4.125%				4.125%	4.125%	4.125%
Aggregate principal amount | €																			€ 440					€ 440
7.250% Senior Notes due 2024
Financial assets and liabilities
Issuance of notes																										$ 1,650
Stated interest rate												7.25%						7.25%	7.25%	7.25%				7.25%	7.25%	7.25%
Aggregate principal amount																				$ 1,650					$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Issuance of notes | €												€ 750
Stated interest rate												6.75%						6.75%	6.75%	6.75%				6.75%	6.75%	6.75%
Aggregate principal amount | €																			€ 750					€ 750
9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate												9.25%														9.25%
Repayment of principal amount outstanding | €												€ 475
9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate												9.125%														9.125%
Repayment of principal amount outstanding													$ 920
7.000% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate								7.00%				7.00%														7.00%
Repayment of principal amount outstanding								$ 135					$ 15
Aggregate principal amount																										$ 150
8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.625%	8.625%
Repayment of principal amount outstanding											$ 841
8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate										8.375%	8.375%
Repayment of principal amount outstanding | €										€ 295
8.75% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate																8.75%	8.75%
Repayment of principal amount outstanding | €																€ 180